Financial assets and liabilities at fair value	3 Months Ended
Mar. 31, 2018
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 5. Financial assets and liabilities at fair value

	March 31, 2018
Skr mn	Book value	Fair value	Surplus value (+)/ Deficit value (–)
Cash and cash equivalents	3,667	3,667	—
Treasuries/governments bonds	4,406	4,406	—
Other interest-bearing securities except loans	50,012	50,012	—
Loans in the form of interest-bearing securities	41,059	42,160	1,101
Loans to credit institutions	21,698	21,938	240
Loans to the public	147,129	147,814	685
Derivatives	10,117	10,117	—

Total financial assets	278,088	280,114	2,026
Borrowing from credit institutions	2,783	2,783	—
Senior securities issued	239,870	241,288	1,418
Derivatives	16,915	16,915	—
Subordinated securities issued	2,083	2,105	22

Total financial liabilities	261,651	263,091	1,440

	December 31, 2017
Skr mn	Book value	Fair value	Surplus value (+)/ Deficit value (–)
Cash and cash equivalents	1,231	1,231	—
Treasuries/governments bonds	4,382	4,382	—
Other interest-bearing securities except loans	39,807	39,807	—
Loans in the form of interest-bearing securities	41,125	42,352	1,227
Loans to credit institutions	23,198	23,451	253
Loans to the public	141,111	144,935	3,824
Derivatives	7,803	7,803	—

Total financial assets	258,657	263,961	5,304
Borrowing from credit institutions	2,317	2,317	—
Senior securities issued	222,516	223,465	949
Derivatives	16,480	16,480	—
Subordinated securities issued	2,040	2,047	7

Total financial liabilities	243,353	244,309	956

Determination of fair value

The determination of fair value is described in the Annual Report for 2017, see Note 1a (h) (viii) Principles for determination of fair value of financial instruments and (ix) Determination of fair value of certain types of financial instruments.

Financial assets in fair value hierarchy

	Financial assets at fair value through profit or loss				Available-for-sale under IAS 39[1]
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	4,406	—	4,406
Other interest-bearing securities except loans	—	50,012	—	50,012
Loans in the form of interest-bearing securities	—	—	—	—
Loans to credit institutions	—	—	—	—
Loans to the public	—	—	—	—
Derivatives	—	7,662	2,455	10,117

Total, March 31, 2018	—	62,080	2,455	64,535

Total, December 31, 2017	—	5,942	1,974	7,916	4,382	39,694	—	44,076

[1] Due to the transition to IFRS 9, IAS 39 is no longer applicable, and the available-for-sale data are now reported under "Financial assets fair value through profit or loss" in the adjacent column.

Financial liabilities in fair value hierarchy

	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Senior securities issued	—	20,715	40,572	61,287
Derivatives	—	13,884	3,031	16,915
Subordinated securities issued	—	—	—	—

Total, March 31, 2018	—	34,599	43,603	78,202

Total, December 31, 2017	—	34,086	45,815	79,901

There were no transfers made between levels during the period January-March 2018 (year-end 2017: Skr - million).

Financial assets and liabilities at fair value in Level 3, March 31, 2018

Skr mn	January 1, 2018	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss1	Gains (+) and losses (–) in Other comprehensive income	Exchange- rate differences	March 31, 2018
Other interest-bearing securities except loans	—	—	—	—	—	—	—	—	—
Senior securities issued	-42,995	—	3,857	—	—	1,382	53	-2,869	-40,572
Derivatives, net	-846	—	-13	—	—	-1,249	—	1,532	-576

Net assets and liabilities, 2018	-43,841	—	3,844	—	—	133	53	-1,337	-41,148

Financial assets and liabilities at fair value in Level 3, December 31, 2017

						Gains (+)
						and losses
					Transfers	(–) through	Exchange-
	January 1,		Settlements	Transfers	from	profit	rate	December 31,
Skr mn	2017	Purchases	& sales	to Level 3	Level 3	or loss1	differences	2017
Other interest-bearing securities except loans	257	—	-250	—	—	-6	-1	—
Senior securities issued	-48,217	-19,077	24,627	—	—	1,044	-1,372	-42,995
Derivatives, net	-2,404	3	-4,342	—	—	-1,202	7,099	-846

Net assets and liabilities, 2017	-50,364	-19,074	20,035	—	—	-164	5,726	-43,841

1

Gains and losses through profit or loss, including the impact of exchange-rates, is reported as interest net revenue and results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of March 31, 2018, amounted to a Skr 139 million gain (year-end 2017: Skr 768 million loss) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3 instruments

As the estimation of the parameters included in the models to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has, in accordance with IFRS 13, conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For Level 3 instruments with a longer duration where extrapolated discount curves are used, a sensitivity analysis has been conducted with regards to the interest. The revaluation of the portfolio is made using an interest rate shift of +/– 10 basis points. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The basis for this sensitivity analysis is therefore the revaluation of the relevant part of the portfolio, where the correlations have been adjusted by +/– 10 percentage points. After the revaluation is performed, the max/min value for each transaction is identified. For Level 3 instruments that are significantly affected by non-observable market data, such as SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/– 10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data.

The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis — level 3 assets and liabilities

	March 31, 2018
Assets and liabilities Skr mn	Fair Value	Unobservable input	Range of estimates for unobservable input1	Valuation method	Sensitivity max	Sensitivity min
Interest rate	0	Credit spreads	10BP - (10BP)	Discounted cash flow	0	0

Sum other interest-bearing securities except loans	0				0	0
Equity	2	Correlation	0.76 - (0.02)	Option Model	1	-1
Interest rate	959	Correlation	0.22 - (0.21)	Option Model	-93	91
FX	-1,364	Correlation	0.91 - (0.82)	Option Model	27	-23
Other	-173	Correlation	0.63 - (0.05)	Option Model	1	0

Sum derivatives, net	-576				-64	67

Equity	-706	Correlation	0.76 - (0.02)	Option Model	-1	1
				Discounted cash
		Credit spreads	10BP - (10BP)	flow	10	-10
Interest rate	-39,723	Correlation	0.22 - (0.21)	Option Model	96	-93
				Discounted cash
		Credit spreads	10BP - (10BP)	flow	106	-103
FX	-32	Correlation	0.91 - (0.82)	Option Model	-29	24
				Discounted cash
		Credit spreads	10BP - (10BP)	flow	101	-101
Other	-111	Correlation	0.63 - (0.05)	Option Model	-1	0
				Discounted cash
		Credit spreads	10BP - (10BP)	flow	3	-3

Sum senior securities issued	-40,572				285	-285

Total effect on total comprehensive income2
					221	-218
Other interest-bearing securities except loans, December 31, 2017	0				0	0
Derivatives, net, December 31, 2017	-846				-167	155
Senior securities issued, December 31, 2017	-42,995				381	-366

Total effect on total comprehensive income, December 31, 20172					214	-211

1

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and -0.1. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. The table presents the scenario analysis of the effect on Level 3 instruments, with maximum positive and negative changes.

2

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 218 million (year-end 2017: Skr 211 million) under a maximum scenario and Skr -216 million (year-end 2017: Skr -208 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)		The period’s change in fair value originating from credit risk (+ income/ - loss)
Skr mn	March 31, 2018	December 31, 2017	Jan–Mar 2018	Jan–Mar 2017
CVA/DVA, net1	-13	-8	-5	3
OCA2	-453	-578	71	-89

1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.

2

Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss. Changes in creditworthiness is, as of January 1, 2018 presented in other comprehensive income according to IFRS 9. The effect of IFRS 9 differs from the closing balance as of December 31, 2017. The difference is related to the calculation of accumulated gains and losses that arise from changes in SEK’s own credit risk, and do not have any net effect on equity.